Share-based Compensation - Non-recourse loan - Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 1.80	$ 0.10	$ 0.61
Share Price				1.80	3.38	1.30
Risk-free interest rate	1.66%	2.74%	2.31%
Expected term (in years)	7 years
Expected volatility	44.00%		51.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				7.09	6.74	2.55
Share Price				$ 7.09	6.74	2.55
Risk-free interest rate	2.54%	3.15%	2.40%
Expected term (in years)	10 years	10 years	10 years
Expected volatility	52.00%	51.00%	52.00%
Stock Liability Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					1.74	1.82
Share Price					$ 4.54	$ 2.70
Risk-free interest rate		2.00%	2.00%
Expected term (in years)		3 months 3 days	3 years 7 months 20 days
Expected dividend yield		0.00%	0.00%
Share-based compensation expenses | ¥	¥ 0	¥ 178,475	¥ 35,446
Stock Liability Award [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		43.00%	47.00%
Stock Liability Award [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		44.00%	48.00%